TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Provision for expected credit losses (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 292,872,883	$ 286,980,521
Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 285,825,868	$ 276,941,661
Percentage of provision for expected credit losses	0.34%	0.42%
Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 300,575	$ 2,533,836
Percentage of provision for expected credit losses	27.45%	8.13%
Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 724,075	$ 1,216,352
Percentage of provision for expected credit losses	62.73%	74.94%
Between six and eight months
TRADE AND OTHER RECEIVABLES
Percentage of provision for expected credit losses	45.69%	30.20%
Greater than eight months
TRADE AND OTHER RECEIVABLES
Percentage of provision for expected credit losses	92.25%	96.80%
Credit amount
TRADE AND OTHER RECEIVABLES
Trade receivables	$ 292,872,883	$ 286,980,521
Credit amount | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	283,967,276	276,941,661
Credit amount | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	2,159,167	2,533,836
Credit amount | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	724,075	1,216,352
Credit amount | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	5,669,012	5,920,865
Credit amount | Greater than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	353,353	367,807
Impairment provision
TRADE AND OTHER RECEIVABLES
Trade receivables	(4,928,285)	(4,412,999)
Impairment provision | Less than one month
TRADE AND OTHER RECEIVABLES
Trade receivables	(965,427)	(1,151,129)
Impairment provision | Between one and three months
TRADE AND OTHER RECEIVABLES
Trade receivables	(592,660)	(206,041)
Impairment provision | Between three and six months
TRADE AND OTHER RECEIVABLES
Trade receivables	(454,199)	(911,547)
Impairment provision | Between six and eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	(2,590,039)	(1,788,253)
Impairment provision | Greater than eight months
TRADE AND OTHER RECEIVABLES
Trade receivables	$ (325,960)	$ (356,029)